Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES

NOTE 11 – COMMITMENTS AND CONTINGENCIES

The Company’s business is subject to various laws and regulations in the United States and other countries from where the Company operates. Any regulatory action, tax or legal challenge against the Company for noncompliance with any regulatory or legal requirement could result in significant fines, penalties, or other enforcement actions, increased costs of doing business through adverse judgment or settlement, reputational harm, the diversion of significant amounts of management time and operational resources, and could require changes in compliance requirements or limits on the Company’s ability to expand its product offerings, or otherwise harm or have a material adverse effect on the Company’s business.

In February 2016, the Company submitted a disclosure to the U.S. Department of the Treasury’s Office of Foreign Assets Control (“OFAC”) about certain payments to the Crimea region of Ukraine and other OFAC target countries, which has since been under OFAC’s review. OFAC has recently provided the Company with an informal settlement offer and we submitted additional information to OFAC for the purpose of settlement discussions, which will likely result in a monetary settlement in an immaterial amount.

On June 25, 2020, the German holding company of one of the Company’s card issuers in the United Kingdom (“UK Issuer”) and processing bank in Germany (“German Bank”) filed for insolvency protection after accusations of a significant fraud event. The Company has a relationship with the German Bank for several services, as well as with the UK Issuer an e-money institution regulated by the Financial Conduct Authority (FCA) in the United Kingdom which serves as issuer of most of the prepaid Mastercard cards utilized by Company’s customers.

On July 3, 2020, the Company signed a security agreement with Mastercard, transferred and designated $50,000 as collateral to be utilized by Mastercard if the UK Issuer is in default on its payment obligations to settle with Mastercard. On July 15, 2020, by agreement with Mastercard, the Company reduced the collateral to $35,000. The likelihood of a Company payment associated with the collateral is assessed as remote. However, the maximum amount of exposure is $35,000. On August 20, 2020, the Company amended the security agreement with Mastercard and signed a portfolio transfer agreement with the UK Issuer. The amendment reduced the collateral to $24,000 and the portfolio transfer agreement set the terms for the termination of the card sponsorship agreement with the UK Issuer when the card portfolio is transferred to the Company’s licensed subsidiary in Ireland. On September 2, 2020, the card portfolio was migrated and the $24,000 was allocated as collateral for the migrated activity with the Company’s subsidiary.

On September 9, 2020, the Company entered into an agreement with the UK Issuer, along with all other program managers of the UK Issuer, to participate in a solvent winddown of the UK Issuer in order to collect all remaining amounts owed from the UK Issuer. The Company is currently evaluating its position and relationship with the German Bank and has reduced its financial exposure for much of its services by utilizing similar services of another bank.

The Company received communications noting the termination of its remaining business with the German Bank. Following discussions between Payoneer Europe and the German Bank it was agreed that certain account activities would be terminated in December 2020 and January 2021 and the remainder of the virtual collection accounts under Payoneer Europe’s accounts with the German Bank would cease to be active at the end of May 2021. In a further communication, the German Bank noted potential breaches of contractual obligations that could give rise to earlier termination of these accounts and/or contractual monetary penalties. The Company has since signed a termination agreement that included a waiver of these alleged breaches.

From time to time, the Company is involved in other disputes or regulatory inquiries that arise in the ordinary course of business. These may include suits by our customers (individually or as class actions) alleging, among other things, acting unfairly and/or not in conformity regarding pricing, rules or agreements, improper disclosure of our prices, rules, or policies or that our practices, prices, rules, policies, or customer agreements violate applicable law.

In addition to these types of disputes and regulatory inquiries, the operations of the Company are also subject to regulatory and/or legal review and/or challenges that tend to reflect the increasing global regulatory focus to which the industry in which the Company operates is subject and, when taken as a whole with other regulatory and legislative action, such actions could result in the imposition of costly new compliance burdens on the Company and may lead to increased costs and decreased transaction volume and revenue.

Any claims or regulatory actions against the Company, whether meritorious or not, could be time consuming, result in costly litigation, settlement payments, damage awards (including statutory damages for certain causes of action in certain jurisdictions), fines, penalties, injunctive relief, or increased costs of doing business through adverse judgment or settlement, require the Company to change our business practices, require significant amounts of management time, result in the diversion of operational resources, or otherwise harm the business.

NOTE 11 – COMMITMENTS AND CONTINGENCIES

Certain employment agreements require the Company to pay termination payments upon dismissal of certain executives without cause. The liability for employee rights upon termination would be recorded as a provision once the payment is considered probable.

The Company leases its facilities under various operating lease agreements, which expire on various dates. The minimum lease commitments under non-cancelable operating leases are as follows:

Year ended December 31,
2021	10,160
2022	8,208
2023	2,678
2024	858
2025 - thereafter	108
$22,012

Total facilities lease expenses for the years ended December 31, 2020, 2019 and 2018 were approximately $9,331,  $7,490 and $5,843, respectively.

NOTE 11 – COMMITMENTS AND CONTINGENCIES (cont.)

The Israeli Subsidiary has entered into an operating lease agreement for vehicles it uses. All vehicles lease agreements are for 36 months and include an early termination penalty. The monthly payment for the leased vehicles is approximately $55 and $84 for the years ended December 31, 2020 and 2019, respectively. The leased vehicles payments for the years ended December 31, 2020 and 2019 were approximately $660 and $1,009, respectively.

In January 2019, the Company signed an amendment to its vendor agreement with an electronic transaction processor, extending the term of the agreement for a period of five years with an automatic renewal for successive three-year periods, unless either party gives the other written notice of non-renewal at least 180 days before the end of the then current term. In addition, the Company agreed to pay a minimum monthly payment in the amount of $250.

The Company’s business is subject to various laws and regulations in the United States and other countries from where the Company operates. Any regulatory action, tax or legal challenge against the Company for noncompliance with any regulatory or legal requirement could result in significant fines, penalties, or other enforcement actions, increased costs of doing business through adverse judgment or settlement, reputational harm, the diversion of significant amounts of management time and operational resources, and could require changes in compliance requirements or limits on the Company’s ability to expand its product offerings, or otherwise harm or have a material adverse effect on the Company’s business.

In February 2016, the Company submitted a disclosure to the U.S. Department of the Treasury’s Office of Foreign Assets Control (“OFAC”) about certain payments to the Crimea region of Ukraine and other OFAC target countries, which has since been under OFAC’s review. OFAC has recently provided the Company with an informal settlement offer and we will submit additional information to OFAC for the purpose of settlement discussions, which will likely result in a monetary settlement in an immaterial amount.

In April 2018, the Company was notified that one of the Company’s issuing banks would no longer support the Company’s prepaid card programs. On June 29, 2018, the issuing bank decided to liquidate assets to pay liabilities associated with its card programs. As of June 30, 2018, the Company had a net cash asset in the amount of $3,600 with the issuing bank, in addition to $1,500 of receivables for revenues net of expenses associated with the card programs. As a result, in 2018 the Company determined to take a provision for doubtful accounts for the full amount of the cash asset and the receivables. The expense resulted from the provision for the cash asset is presented under other operating expenses and the expense resulted from the provision for the receivables is presented under general and administrative expenses for the year ended December 31, 2018.

On September 30, 2020, the Company received a liquidation settlement of $5,654, resulting in the full recovery of the net cash asset reserves of $3,600 and the receivable reserves of $1,500. The Company recognized the provision reversal for the cash asset as a decrease to other operation expenses and the provision reversal for the receivables as a decrease to general and administrative expenses for the year ended December 31, 2020. In addition, the Company recognized revenue of $1,523 and transaction costs of $969 associated with previous unrecognized matters related to the liquidation settlement.

On December 5, 2019, a claim in arbitration was filed by seven inter-related companies against the Company, Payoneer Payment Solutions, and Payoneer (UK) Limited, requesting $2,500 in relief for funds frozen at the issuing bank, including fees and expenses related to the filing of claims with the liquidator of the bank, less any amounts recovered from the liquidation. Six of the seven claimants were former clients of the Company that were assigned to the bank in February 2017. The claimants’ claimed breach of contract, negligent misrepresentation, bailment and constructive trust associated with their relationship with the Company prior to and despite the assignment of their payment services agreements to the bank. In October 2020, the claimants withdrew their claim in arbitration following their receipt of a liquidation payment from the bank’s liquidator.

NOTE 11 – COMMITMENTS AND CONTINGENCIES (cont.)

The Company has received inquiries from former clients seeking assistance or redress regarding their claims against said bank and it remains the case that such former clients have no privity of contract with the Company and cannot make any reasonable claim under law or equity that the Company owes such clients any funds in connection with the liquidation of the bank. As of December 31, 2020 and 2019, the Company has reserved $800 for these pending unasserted claims.

On June 25, 2020, the German holding company of one of the Company’s card issuers in the United Kingdom (“UK Issuer”) and processing bank in Germany (“German Bank”) filed for insolvency protection after accusations of a significant fraud event. The Company has a relationship with the German Bank for several services, as well as with the UK Issuer an e-money institution regulated by the Financial Conduct Authority (FCA) in the United Kingdom which serves as issuer of most of the prepaid Mastercard cards utilized by Company’s customers.

On July 3, 2020, the Company signed a security agreement with Mastercard, transferred and designated $50,000 as collateral to be utilized by Mastercard if the UK Issuer is in default on its payment obligations to settle with Mastercard. On July 15, 2020, by agreement with Mastercard, the Company reduced the collateral to $35,000. The likelihood of a Company payment associated with the collateral is assessed as remote. However, the maximum amount of exposure is $35,000. On August 20, 2020, the Company amended the security agreement with MasterCard and signed a portfolio transfer agreement with the UK Issuer. The amendment reduced the collateral to $24,000 and the portfolio transfer agreement set the terms for the termination of the card sponsorship agreement with the UK Issuer when the card portfolio is transferred to the Company’s licensed subsidiary in Ireland. On September 2, 2020, the card portfolio was migrated and the $24,000 was allocated as collateral for the migrated activity with the Company’s subsidiary.

On September 9, 2020, the Company entered into an agreement with the UK Issuer, along with all other program managers of the UK Issuer, to participate in a solvent winddown of the UK Issuer in order to collect all remaining amounts owed from the UK Issuer. The Company is currently evaluating its position and relationship with the German Bank and has reduced its financial exposure for much of its services by utilizing similar services of another bank.

The Company received communications noting the termination of its remaining business with the German Bank. Following discussions between Payoneer Europe and the German Bank it was agreed that certain account activities would be terminated in December 2020 and January 2021 and the rest would be closed at the end of April 2021. In a further communication, the German Bank noted potential breaches of contractual obligations that could give rise to earlier termination of these accounts and/or contractual monetary penalties. The Company believes it has meritorious defenses against these allegations, however it cannot reasonably estimate the results or duration of this matter, and the parties have since been engaging in a negotiated process.

From time to time, the Company is involved in other disputes or regulatory inquiries that arise in the ordinary course of business. These may include suits by our customers (individually or as class actions) alleging, among other things, acting unfairly and/or not in conformity regarding pricing, rules or agreements, improper disclosure of our prices, rules, or policies or that our practices, prices, rules, policies, or customer agreements violate applicable law.

In addition to these types of disputes and regulatory inquiries, the operations of the Company are also subject to regulatory and/or legal review and/or challenges that tend to reflect the increasing global regulatory focus to which the industry in which the Company operates is subject and, when taken as a whole with other regulatory and legislative action, such actions could result in the imposition of costly new compliance burdens on the Company and may lead to increased costs and decreased transaction volume and revenue.

NOTE 11 – COMMITMENTS AND CONTINGENCIES (cont.)

Any claims or regulatory actions against the Company, whether meritorious or not, could be time consuming, result in costly litigation, settlement payments, damage awards (including statutory damages for certain causes of action in certain jurisdictions), fines, penalties, injunctive relief, or increased costs of doing business through adverse judgment or settlement, require the Company to change our business practices, require significant amounts of management time, result in the diversion of operational resources, or otherwise harm the business.